American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
August 31, 2019

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.1%
Alabama — 1.4%
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,429,480
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 6/1/24	5,000,000	5,517,000
Tuscaloosa County Industrial Development Authority Rev., (Hunt Refining Co.), 5.25%, 5/1/44(1)	2,400,000	2,775,648
		10,722,128
Alaska — 0.3%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,503,175
Arizona — 5.9%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,256,116
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,839,100
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,214,980
Arizona Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.25%, 7/1/22 (GA: CFE Management Group LLC)(1)	1,000,000	1,006,510
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	5,050,200
Arizona Industrial Development Authority Rev., (Phoenix Children's Hospital), VRDN, 1.39%, 9/3/19 (LOC: Bank of America N.A.)	1,800,000	1,800,000
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,093,590
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	925,000	952,139
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,612,650
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,611,840
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/44	1,000,000	1,092,720
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,308,220
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	539,490
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Series 2017 Obligated Group), 4.00%, 7/1/22(1)	3,000,000	3,008,850
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/53(1)	1,000,000	1,034,630
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.25%, 7/1/48(1)	1,000,000	1,037,880
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	1,000,000	1,027,780
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	557,725
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,098,740
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,207,340
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	1,325,000	1,371,110
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	1,325,000	1,369,334
Maricopa County Industrial Development Authority Rev., (Benjamin Franklin Charter School Ltd.), 6.00%, 7/1/52(1)	4,000,000	4,606,760
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	1,085,880
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	230,000	230,198
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	147,000	147,093
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	1,048,970
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	500,000	581,520
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	1,000,000	1,152,830
		44,944,195

California — 4.9%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	1,224,400
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,027,940
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	575,090
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	568,135
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,129,680
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	2,500,000	2,240,125
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	598,740
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,250,000	2,671,267
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	533,060
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	500,000	561,080
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,040,130
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	858,800
Independent Cities Finance Authority Rev., (Lamplighter Salinas Mobilehome Park), 6.15%, 7/15/40	2,000,000	2,077,240
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,470,000
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,638,060
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	967,645
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,000,000	3,433,140
State of California GO, 5.00%, 10/1/48	10,000,000	12,562,400
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,504,620
		37,681,552
Colorado — 4.6%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,052,620
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,103,900
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	510,000	525,581
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	557,786
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,292,712
Centerra Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/29(1)	4,000,000	4,343,720
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,084,450
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	3,000,000	3,307,260
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,053,560
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 8/1/44	1,000,000	1,108,120
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 8/1/49	2,500,000	2,752,100
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/37	500,000	579,770
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/47	2,000,000	2,271,820
Cornerstar Metropolitan District GO, 3.50%, 12/1/21	178,000	181,137
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	532,090
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,420,736
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,678,695
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	1,900,000	2,042,994
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	704,000	718,798
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,316,650
One Horse Business Improvement District Rev., 6.00%, 6/1/24	890,000	891,486
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	542,250
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,032,920
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	569,775
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,124,020

Water Valley Metropolitan District No. 01 GO, 5.25%, 12/1/40	300,000	332,298
		35,417,248
Delaware — 0.6%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,552,050
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	3,000,000	3,279,240
		4,831,290
District of Columbia — 2.7%
District of Columbia GO, 5.00%, 10/15/44	5,000,000	6,326,200
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	1,596,750
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/49	10,000,000	12,310,500
		20,233,450
Florida — 4.6%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.25%, 11/15/24	2,155,000	2,192,217
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	268,165
Brevard County Rev., (University Financing Foundation, Inc.), 6.75%, 11/1/39	1,000,000	1,005,450
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	750,000	792,023
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,000,000	1,066,710
Florida Development Finance Corp. Rev., (Virgin Trains USA Florida LLC), VRDN, 6.375%, 1/1/26(1)	2,400,000	2,297,448
Florida Development Finance Corp. Rev., (Virgin Trains USA Florida LLC), VRDN, 6.50%, 1/1/29(1)	3,000,000	2,861,370
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,076,800
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/21	350,000	370,538
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/22	250,000	272,733
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	867,352
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	911,515
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center, Inc.), 5.50%, 11/15/21, Prerefunded at 100% of Par(3)	1,500,000	1,642,515
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,151,390
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,475,912
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,044,088
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,172,500
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	1,000,000	1,002,960
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,429,930
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,663,625
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	430,000	490,862
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,970,000	2,064,383
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,730,000	2,942,967
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	740,000	761,726
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	2,061,214
		34,886,393
Georgia — 1.6%
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36(4)	5,000,000	6,452,100
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/49	1,500,000	2,152,155
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,712,115
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,600,605
		11,916,975
Guam — 0.1%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,028,740
Hawaii — 0.7%
State of Hawaii GO, 5.00%, 1/1/39	4,250,000	5,397,118

Idaho — 0.5%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,443,895
Illinois — 8.5%
Chicago GO, 5.625%, 1/1/29	2,500,000	3,016,075
Chicago GO, 5.50%, 1/1/39	2,000,000	2,251,280
Chicago GO, 5.00%, 1/1/40	2,500,000	2,563,575
Chicago Board of Education GO, 5.00%, 12/1/23	1,500,000	1,656,945
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	4,036,690
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,791,650
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,213,900
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,465,606
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	3,000,000	3,250,920
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,530,820
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,769,438
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,704,248
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,956,960
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,133,500
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,147,200
Illinois Finance Authority Rev., (Westminster Village, Inc. Obligated Group), 5.50%, 5/1/53	2,500,000	2,742,650
State of Illinois GO, 5.00%, 5/1/22	1,000,000	1,076,570
State of Illinois GO, 5.00%, 2/1/24	2,000,000	2,215,120
State of Illinois GO, 5.00%, 12/1/25	3,000,000	3,445,500
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,151,970
State of Illinois GO, 5.00%, 11/1/27	3,000,000	3,524,970
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,552,900
State of Illinois GO, 5.00%, 10/1/33	900,000	1,056,042
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,208,360
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,097,990
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	2,058,940
		64,619,819
Iowa — 1.1%
Iowa Finance Authority Rev., (Iowa Fertilizer Co. LLC), 3.125%, 12/1/22	1,900,000	1,932,205
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	5,404,825
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	1,000,220
		8,337,250
Kansas — 1.5%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	9,500,000	10,005,780
Wichita Rev., (K-96 Greenwich STAR Bond), 3.00%, 9/1/23	1,665,000	1,701,896
		11,707,676
Kentucky — 1.2%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,518,376
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 6/1/25	3,000,000	3,367,080
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,241,895
		9,127,351
Maryland — 2.3%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,613,445
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/24	1,000,000	1,156,940
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,184,240
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,235,750

Maryland Stadium Authority Rev., 5.00%, 5/1/25	3,600,000	4,351,536
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,656,495
Prince George's County Tax Allocation, 5.25%, 7/1/48(1)	2,000,000	2,237,620
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 3.50%, 11/1/26	1,825,000	1,840,147
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 5.00%, 11/1/47	2,000,000	2,240,200
		17,516,373
Massachusetts — 1.1%
Massachusetts GO, 5.00%, 1/1/49	7,000,000	8,727,390
Michigan — 2.8%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,776,275
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,733,646
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,302,200
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,893,693
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	2,195,000	2,421,656
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,879,015
Michigan Tobacco Settlement Finance Authority Rev., (Michigan Finance Authority), 6.00%, 6/1/48	3,000,000	3,015,060
		21,021,545
Minnesota — 0.9%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	4,524,473
North Oaks Rev., (Presbyterian Homes of North Oaks, Inc.), 5.00%, 10/1/27	1,750,000	2,008,982
		6,533,455
Mississippi — 0.3%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.34%, 9/3/19 (GA: Chevron Corp.)	2,500,000	2,500,000
Missouri — 3.2%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 2.875%, 2/1/34	2,000,000	2,015,040
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,316,012
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,745,550
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,936,992
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,148,390
Lees Summit Tax Allocation, 4.875%, 11/1/37(1)	3,500,000	3,608,290
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,738,250
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,851,712
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,108,720
		24,468,956
Nevada — 2.0%
Clark County Special Assessment, 5.00%, 8/1/30	1,420,000	1,580,815
Clark County Special Assessment, 5.00%, 8/1/32	370,000	409,150
Clark County Special Assessment, 5.00%, 8/1/35	675,000	742,203
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,149,749
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	835,000	846,999
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	1,000,000	1,101,060
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	375,552
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,089,370
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,507,324
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	600,000	637,680
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	750,000	800,805

North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	600,000	641,136
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	1,000,000	1,063,740
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	9,500,000	1,380,445
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	13,000,000	1,225,640
		15,551,668
New Jersey — 4.7%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,810,300
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	2,000,000	2,214,940
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,197,279
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	779,672
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,796,800
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,104,320
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	564,345
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/35	1,000,000	1,117,160
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,694,325
New Jersey Health Care Facilities Financing Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 7/1/22	1,000,000	1,107,380
New Jersey Health Care Facilities Financing Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 7/1/23	1,000,000	1,142,790
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	2,800,000	2,878,372
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	3,500,000	4,353,020
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	2,500,000	2,800,150
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,343,680
		35,904,533
New Mexico — 0.3%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	548,660
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	486,324
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,286,016
		2,321,000
New York — 12.3%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,674,735
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	815,475
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,083,280
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	699,575
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	553,500
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,093,200
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,090,510
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,635,090
Nassau County Tobacco Settlement Corp. Rev., 5.00%, 6/1/35	2,000,000	1,983,180
New York City GO, 5.00%, 8/1/23	750,000	862,163
New York City GO, 5.00%, 4/1/45	10,000,000	12,328,900
New York City GO, VRDN, 1.38%, 9/3/19 (SBBPA: Bank of America N.A.)	1,700,000	1,700,000
New York City GO, VRDN, 1.43%, 9/3/19 (SBBPA: Barclays Bank plc)	5,500,000	5,500,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,087,930
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.43%, 9/3/19 (SBBPA: Barclays Bank plc)	1,700,000	1,700,000
New York City Water & Sewer System Rev., 5.00%, 6/15/40	5,000,000	6,438,900
New York City Water & Sewer System Rev., 5.00%, 6/15/49	5,000,000	6,178,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,427,370

New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,049,480
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	7,000,000	7,775,530
New York Liberty Development Corp. Rev., (One Bryant Park LLC), 2.625%, 9/15/69(4)	1,000,000	1,035,340
New York Liberty Development Corp. Rev., (One Bryant Park LLC), 2.80%, 9/15/69(4)	2,000,000	2,081,240
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,225,530
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/48	10,000,000	12,373,300
New York State Urban Development Corp. Rev., 5.00%, 3/15/45	6,260,000	7,806,533
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/31 (GA: American Airlines Group)	5,000,000	5,281,850
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/22	1,000,000	1,076,950
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,107,620
Newburgh GO, 5.625%, 6/15/33	1,400,000	1,538,110
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,118,700
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	1,655,000	1,866,608
		94,188,599
North Carolina — 0.9%
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,074,460
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	3,277,230
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,656,270
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	671,982
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	280,000	314,194
		6,994,136
Ohio — 5.3%
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	1,885,000	1,885,038
Buckeye Tobacco Settlement Financing Authority Rev., 5.75%, 6/1/34	2,000,000	2,002,980
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/47	4,995,000	5,020,025
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/52(2)	25,000,000	1,076,250
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,589,562
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	2,000,000	2,374,600
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,932,725
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	6,000,000	6,495,240
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,250,000	1,406,937
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,495,150
Montgomery County Rev., (Premier Health Partners Obligated Group), VRDN, 1.43%, 9/3/19 (LOC: Barclays Bank plc)	2,300,000	2,300,000
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,697,550
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37(4)	1,000,000	1,181,350
Ohio Air Quality Development Authority Rev., (AMG Vanadium LLC), 5.00%, 7/1/49 (GA: AMG Advanced Metallurgicl)(1)	3,000,000	3,347,460
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,085,660
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.50%, 1/15/48 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,087,050
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	2,146,468
		40,124,045
Oklahoma — 0.5%
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.50%, 8/15/57	1,110,000	1,351,936
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,101,100
		3,453,036
Oregon — 0.3%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.80%, 5/15/24	1,150,000	1,151,610
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.20%, 5/15/25	775,000	780,425
		1,932,035

Pennsylvania — 4.5%
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,492,540
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,100,970
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	525,000	564,832
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	1,050,000	1,128,078
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	1,000,000	1,192,710
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,747,770
Dauphin County General Authority Rev., (Harrisburg University of Science & Technology), 5.125%, 10/15/41(1)	3,000,000	3,389,130
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,293,739
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/49(4)	510,000	563,637
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/54(4)	1,000,000	1,102,190
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,722,925
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group)), 5.125%, 7/1/37	1,000,000	1,101,710
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,417,237
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	1,004,950
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/21, Prerefunded at 100% of Par(3)	760,000	831,235
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	304,949
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,052,630
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,331,374
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,687,650
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,748,400
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	465,000	481,777
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,134,820
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	3,001,775
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,075,030
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,110,175
		34,582,233
Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,437,630
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,074,130
		3,511,760
South Carolina — 0.5%
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/20 (BAM)	1,000,000	1,048,200
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,478,089
South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	1,000,000	1,091,160
		3,617,449
Tennessee — 1.2%
Memphis-Shelby County Industrial Development Board Tax Allocation, 5.625%, 1/1/46	2,400,000	2,675,040
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	557,520
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 11/1/25	5,500,000	6,183,375
		9,415,935
Texas — 9.1%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	718,914
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,354,799
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,088,860

Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,170,300
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	11,215,939
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,941,695
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.39%, 9/3/19	4,850,000	4,850,000
Harris County Health Facilities Development Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.39%, 9/3/19	4,800,000	4,800,000
Houston Airport System Rev., (United Airlines, Inc.), 5.00%, 7/15/20	2,000,000	2,054,400
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	520,000
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,703,125
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/31	1,615,000	1,701,790
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/48	4,350,000	4,447,614
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	700,000	772,261
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/28	550,000	602,932
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	1,250,000	1,325,925
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25	290,000	318,545
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26	390,000	433,313
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/31	1,300,000	1,427,140
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/36	1,000,000	1,082,920
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	2,160,020
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	435,000	435,039
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,107,247
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,069,500
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	5,095,000	5,908,875
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,149,010
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners Segments 3 LLC), 5.00%, 6/30/58	2,000,000	2,371,700
Texas Water Development Board Rev., 5.00%, 4/15/49	5,380,000	6,702,996
		69,434,859
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	1,000,000	1,186,070
Virginia — 2.5%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,061,830
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,667,425
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,782,305
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/37	765,000	874,150
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,467,850
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	1,020,533
Mosaic District Community Development Authority Tax Allocation, 6.875%, 3/1/36	1,000,000	1,059,430
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,265,520
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,511,135
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,360,137
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	1,002,520

Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRDN, 5.00%, 7/1/38(1)	1,000,000	1,072,470
		19,145,305
Washington — 1.3%
Port of Seattle Industrial Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 4/1/30	1,000,000	1,100,500
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	915,000	966,643
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 3.125%, 7/1/23(1)	2,735,000	2,736,258
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	899,562
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	2,040,011
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,311,420
		10,054,394
West Virginia — 0.3%
Monongalia County Commission Special District Rev., 5.50%, 6/1/37(1)	1,050,000	1,160,523
Monongalia County Commission Special District Rev., 5.75%, 6/1/43(1)	500,000	553,520
West Virginia Economic Development Authority Rev., (Morgantown Energy Associates), 2.875%, 12/15/26	730,000	742,914
		2,456,957
Wisconsin — 1.9%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,076,240
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,721,207
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	555,038
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	482,177
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,125,000
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(1)	2,750,000	3,064,902
Wisconsin Health & Educational Facilities Authority Rev., (Marshfield Clinic Health System, Inc.), VRDN, 1.43%, 9/3/19 (LOC: Barclays Bank plc)	5,500,000	5,500,000
		14,524,564
TOTAL MUNICIPAL SECURITIES (Cost $704,561,936)		755,964,552
AFFILIATED FUNDS(5) — 1.4%
American Century Diversified Municipal Bond ETF (Cost $10,646,442)	206,300	11,021,990
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $715,208,378)		766,986,542
OTHER ASSETS AND LIABILITIES — (0.5)%		(4,105,943)
TOTAL NET ASSETS — 100.0%		$762,880,599

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $142,937,373, which represented 18.7% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	755,964,552	—
Affiliated Funds	11,021,990	—	—
	11,021,990	755,964,552	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended August 31, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$7,016	$3,723	—	$283	$11,022	206	—	$59

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
August 31, 2019

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.1%
Alabama — 1.1%
Black Belt Energy Gas District Rev., VRDN, 4.00%, 12/1/23	10,000,000	10,927,600
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,156,410
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,183,480
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,346,940
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	7,038,071
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 6/1/24	20,000,000	22,068,000
		44,720,501
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,237,753
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,718,534
		6,956,287
Arizona — 2.8%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 2.36%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,329,825
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	355,000	363,857
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	145,000	146,608
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	568,555
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	431,756
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	668,058
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	937,174
Arizona Industrial Development Authority Rev., (Phoenix Children's Hospital), VRDN, 1.39%, 9/3/19 (LOC: Bank of America N.A.)	7,700,000	7,700,000
Arizona Industrial Development Authority Rev., (Provident Group - EMU Properties LLC), 5.00%, 5/1/36	1,015,000	1,201,334
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	377,889
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	319,175
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	788,769
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	375,450
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	372,705
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	282,223
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	647,971
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	2,036,544
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,903,911
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	553,050
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	111,417
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	569,800
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	238,188
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	363,732
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	265,117
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	855,316
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	844,529
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	360,843
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,189,380
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,471,887

Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,109,975
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,337,532
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,442,155
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	12,194,396
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	700,000	715,687
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	5,048,324
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,653,630
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	2,925,000	3,026,790
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,314,950
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,107,126
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	981,520
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	794,514
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,975,041
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,813,260
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	432,212
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	918,661
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	1,000,000	1,156,360
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRDN, 1.92%, (MUNIPSA plus 0.57%), 10/18/24	4,000,000	4,009,560
Maricopa County Industrial Development Authority Rev., (Scottsdale Healthcare Hospitals Obligated Group), VRDN, 2.15%, (MUNIPSA plus 0.80%), 9/1/24	7,735,000	7,760,912
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	851,151
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	750,156
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,246,980
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	3,050,000	3,148,393
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	1,000,000	1,072,150
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,387,925
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	12,919,800
		108,444,223
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,108,790
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,542,947
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,339,384
		3,991,121
California — 7.4%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	736,911
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,168,590
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	8,399,084
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24	1,500,000	1,782,705
Anaheim Public Financing Authority Rev., 5.00%, 5/1/26	2,000,000	2,374,940
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	2,045,781
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	2,056,180
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,341,980
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,336,040
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,098,008
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,819,340

Bay Area Toll Authority Rev., VRDN, 2.45%, (MUNIPSA plus 1.10%), 4/1/24	3,750,000	3,861,562
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,027,940
California Health Facilities Financing Authority Rev., (Adventist Health System / West Obligated Group), 5.75%, 9/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,500,000
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	10,000,000	10,087,900
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	2,045,952
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	600,000	614,694
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,914,097
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	681,684
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,164,750
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,191,530
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,214,970
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(2)	1,500,000	1,559,385
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	2,035,000	2,287,808
California State Public Works Board Rev., 5.00%, 4/1/24	11,500,000	12,658,625
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,502,400
California Statewide Communities Development Authority Rev., 5.25%, 10/1/19, Prerefunded at 101% of Par (AGM)(2)	35,000	35,104
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,796,910
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,841,790
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,224,350
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	10,400,000	11,339,328
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,573,534
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	2,106,200
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,450,000	2,908,713
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	4,000,000	4,488,640
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,744,325
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,880,625
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	2,002,175
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,579,487
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,905,418
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,600,471
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,773,209
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,487,238
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,256,641
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,115,235
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,266,083
Los Angeles County COP, 5.00%, 9/1/20	900,000	937,350
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,034,120
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,588,133
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	1,975,000	2,190,433
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,247,425
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,571,068
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,210,010
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/34	1,000,000	1,187,340
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	800,000	947,872
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(2)	5,985,000	6,330,095
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/20	1,375,000	1,426,604
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	2,500,000	2,752,725
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	2,500,000	2,825,275

Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,489,509
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,423,940
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	4,199,335
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,950,100
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,516,064
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,039,070
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(3)	5,110,000	2,944,740
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/19	300,000	300,000
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	309,402
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	364,575
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,341,648
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	744,012
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,282,230
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(2)	2,865,000	3,324,804
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,533,894
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,074,360
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	3,070,000	3,184,143
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	7,066,740
State of California GO, 5.00%, 9/1/24	10,000,000	11,205,100
State of California GO, 5.00%, 3/1/26	5,000,000	6,055,700
State of California GO, 5.00%, 12/1/26	3,955,000	4,600,970
State of California GO, 5.00%, 2/1/27	10,000,000	11,322,800
State of California GO, 5.00%, 11/1/27	5,000,000	5,794,350
State of California GO, 5.00%, 2/1/28	10,000,000	11,322,800
State of California GO, 4.00%, 9/1/32	5,000,000	5,824,350
State of California GO, 5.50%, 11/1/39	10,000,000	10,064,700
State of California GO, VRDN, 2.26%, (70% of the 1-month LIBOR plus 0.70%), 12/1/20	8,500,000	8,527,880
State of California GO, VRDN, 2.32%, (70% of the 1-month LIBOR plus 0.76%), 12/1/21	4,000,000	4,029,240
State of California GO, VRN, 2.50%, (MUNIPSA plus 1.15%), 5/1/20	2,120,000	2,124,261
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	5,305,000	5,313,435
		287,920,934
Colorado — 3.2%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,328,464
Adams County COP, 4.00%, 12/1/26	2,250,000	2,606,872
Adams County COP, 4.00%, 12/1/27	1,310,000	1,507,941
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,906,780
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,282,213
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,619,525
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,461,875
City & County of Denver Airport System Rev., VRDN, 2.42%, (70% of the 1-month LIBOR plus 0.86%), 11/15/19	3,400,000	3,401,496
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	1,950,510
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,249,436
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,274,839
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,120,121
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,312,515
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,488,884
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/15/23	2,000,000	2,306,400
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/19/26	5,000,000	6,264,900

Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRDN, 5.00%, 8/1/25	2,000,000	2,367,360
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRDN, 5.00%, 8/1/26	2,000,000	2,410,560
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,431,175
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/20	690,000	705,311
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	342,076
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	432,440
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	886,608
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	582,444
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	403,004
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	455,793
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 3.125%, 5/15/27	1,250,000	1,256,288
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	474,536
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	299,213
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,573,489
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	706,128
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	846,485
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	863,616
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	595,896
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,140,990
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,135,960
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,751,628
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,364,460
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,763,310
E-470 Public Highway Authority Rev., VRDN, 1.87%, (67% of the 1-month LIBOR plus 0.42%), 9/1/21	3,000,000	3,000,720
E-470 Public Highway Authority Rev., VRDN, 2.47%, (67% of the 1-month LIBOR plus 1.05%), 9/1/21	1,000,000	1,007,570
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	620,730
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,263,440
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	964,808
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,123,960
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	231,864
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,548,628
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,821,288
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,908,799
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,168,060
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	2,086,257
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	2,168,489
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,429,086
Regional Transportation District COP, 5.50%, 6/1/21	170,000	175,585
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	10,970,512
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 1/15/20	4,835,000	4,888,668
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	2,964,914
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,433,810
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,433,810
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,433,810
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,536,225
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,260,162
		125,312,736
Connecticut — 1.8%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	612,110

Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,618,600
Bridgeport GO, 5.00%, 8/15/27(2)	335,000	428,006
Bridgeport GO, 5.00%, 8/15/27	4,665,000	5,732,772
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	759,186
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,864,635
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	624,200
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,578,611
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,236,830
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,219,240
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	784,836
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	2,096,795
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,219,020
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,786,035
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,212,730
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,241,624
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,202,160
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,196,750
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	1,000,000	1,017,830
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,036,380
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,877,587
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,430,454
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	743,124
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	616,345
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,352,164
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	428,127
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	487,964
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/31	1,400,000	1,708,000
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/32	1,000,000	1,214,450
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/33	1,175,000	1,423,700
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	3,740,000	3,988,112
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,690,050
New Haven GO, 5.00%, 8/1/23 (AGM)(2)	1,435,000	1,650,293
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	9,691,212
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,408,580
		71,178,512
District of Columbia — 1.7%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,088,170
District of Columbia GO, 5.00%, 10/15/35	15,000,000	19,378,650
District of Columbia GO, 5.00%, 10/15/44	15,000,000	18,978,600
District of Columbia Rev., 5.00%, 12/1/19	5,000,000	5,047,950
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(2)	1,000,000	1,135,590
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(2)	1,000,000	1,172,070
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,098,635
Metropolitan Washington Airports Authority Rev., 5.00%, 10/1/26	7,195,000	9,065,268
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/39	5,000,000	5,014,700
		64,979,633

Florida — 5.0%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.00%, 11/15/23	3,800,000	3,832,642
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,075,325
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,116,690
Broward County Airport System Rev., 5.00%, 10/1/26	1,000,000	1,115,080
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,223,272
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/22	8,000,000	8,834,240
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,197,740
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	889,568
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,476,488
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/29	1,965,000	2,388,143
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/32	2,215,000	2,658,399
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/34	2,395,000	2,857,762
Florida Municipal Power Agency Rev., 5.25%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,006,240
Fort Myers Rev., 4.00%, 12/1/29	170,000	192,056
Fort Myers Rev., 4.00%, 12/1/30	150,000	168,477
Fort Myers Rev., 4.00%, 12/1/31	650,000	726,752
Gainesville Utilities System Rev., 5.00%, 10/1/22	1,000,000	1,117,980
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,384,600
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	2,092,790
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,586,415
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,649,802
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,994,898
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	1,020,854
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,679,580
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	923,858
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,490,076
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,887,100
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,112,470
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,735,605
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	925,256
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,860,951
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,121,021
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,154,810
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,732,215
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	6,312,150
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	6,296,400
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/42	9,520,000	10,539,021
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,269,192
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	445,260
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	575,080
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	592,620
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	995,000	1,104,211
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	8,000,000	8,910,080
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	6,500,000	7,239,440
Orlando Rev., 5.00%, 11/1/31 (AGM)	5,000,000	6,253,550
Orlando Rev., 5.00%, 11/1/32 (AGM)	2,500,000	3,110,475
Orlando Utilities Commission Rev., 5.00%, 10/1/19	1,500,000	1,504,470
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,126,403

Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	1,957,025
Orlando-Orange County Expressway Authority Rev., (Central Florida Expressway Authority), 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	1,880,000	1,940,649
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.25%, 7/1/20, Prerefunded at 100% of Par (AGM)(2)	5,850,000	6,050,713
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,176,460
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,547,862
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	5,462,575
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,791,867
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,164,890
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	1,200,000	1,450,356
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	1,985,000	2,340,930
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,500,755
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,105,160
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,206,000
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,405,792
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,689,760
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	4,025,292
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	3,250,000	3,259,620
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(2)	215,000	223,428
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	926,928
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,146,130
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,354,256
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,864,598
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,846,215
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	655,000	671,761
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,250,000	2,400,007
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	2,000,000	2,154,620
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,256,170
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,501,644
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,271,138
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,325,618
		197,525,726
Georgia — 2.2%
Atlanta Tax Allocation, 5.00%, 1/1/20	625,000	632,544
Atlanta Tax Allocation, 5.00%, 1/1/20	1,000,000	1,012,070
Atlanta Tax Allocation, 5.00%, 1/1/20	950,000	961,466
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	202,434
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	785,408
Atlanta Tax Allocation, 5.00%, 1/1/23(2)	300,000	338,406
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,289,020
Atlanta Tax Allocation, 5.00%, 1/1/24(2)	300,000	349,557
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,059,471
Atlanta Tax Allocation, 5.00%, 1/1/25(2)	225,000	270,261
Atlanta Tax Allocation, 5.00%, 1/1/26(2)	300,000	370,881
Atlanta Tax Allocation, 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	300,000	370,881
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36(4)	10,000,000	12,904,200

Atlanta Water & Wastewater Rev., 4.00%, 11/1/33	1,500,000	1,815,210
Atlanta Water & Wastewater Rev., 4.00%, 11/1/34	1,785,000	2,152,014
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	2,095,520
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,394,162
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,240,450
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35	2,000,000	2,689,160
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36	2,500,000	3,390,700
Main Street Natural Gas, Inc. Rev., VRDN, 4.00%, 9/1/23 (LIQ FAC: Royal Bank of Canada)	12,500,000	13,702,625
Main Street Natural Gas, Inc. Rev., VRDN, 1.92%, (MUNIPSA plus 0.57%), 12/1/23 (LIQ FAC: Royal Bank of Canada)	10,000,000	9,959,500
Main Street Natural Gas, Inc. Rev., VRDN, 2.32%, (67% of the 1-month LIBOR plus 0.83%), 12/1/23 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,040,000
Main Street Natural Gas, Inc. Rev., VRDN, 4.00%, 12/2/24	6,000,000	6,824,700
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/27(1)	5,000,000	5,936,250
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/35	1,000,000	1,000,660
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,705,590
		85,493,140
Guam — 0.2%
Guam Government GO, 6.00%, 11/15/19	1,120,000	1,129,778
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,549,095
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,039,030
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,222,840
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,109,850
		7,050,593
Hawaii — 1.0%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	905,000	1,005,039
City & County of Honolulu GO, 4.00%, 8/1/39	1,500,000	1,758,705
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/20, Prerefunded at 100% of Par(2)	2,500,000	2,589,625
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/20, Prerefunded at 100% of Par(2)	1,000,000	1,037,900
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,656,397
State of Hawaii GO, 5.00%, 12/1/23	10,000,000	10,881,300
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	10,295,280
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	8,981,280
		39,205,526
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Obligated Group), 5.00%, 7/1/20, Prerefunded at 100% of Par (AGM)(2)	500,000	516,130
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,200,250
		3,716,380
Illinois — 12.2%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,344,764
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,178,814
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,173,490
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,199,890
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,989,237
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,116,160
Chicago GO, 5.50%, 1/1/35	5,000,000	6,077,200
Chicago GO, 6.00%, 1/1/38	5,000,000	6,002,200
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	18,341,550
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,520,400
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	840,152

Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	652,062
Chicago O'Hare International Airport Rev., 5.00%, 1/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,052,370
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,683,180
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,627,240
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,887,648
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,840,332
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,775,620
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	4,077,450
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,271,950
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,653,810
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,152,490
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,366,060
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,904,773
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,243,286
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	4,097,844
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,239,906
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,120,000
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,116,980
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	857,725
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	855,981
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,537,521
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,697,300
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,278,375
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,696,100
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,970,550
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,431,420
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,717,257
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,906,844
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,870,586
Cook County GO, 5.00%, 11/15/21	600,000	646,500
Cook County GO, 5.00%, 11/15/25	3,600,000	4,338,576
Cook County GO, 5.00%, 11/15/27	2,800,000	3,388,868
Cook County GO, 5.00%, 11/15/28	4,150,000	5,004,609
Cook County GO, 5.00%, 11/15/31	2,350,000	2,791,306
Cook County GO, 5.00%, 11/15/34	2,000,000	2,354,540
Cook County GO, 5.00%, 11/15/35	1,800,000	2,112,966
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,144,510
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,114,262
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,385,577
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,225,420
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,441,540
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,715,400
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,891,740
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,335,547
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,409,969
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,145,250
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,229,568
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,206,340
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,302,059

Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,448,518
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,517,772
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,590,361
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,659,339
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,821,540
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	346,720
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	444,416
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	455,444
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	466,240
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	417,074
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	479,230
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	905,985
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,649,685
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	8,563,452
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,790,280
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/26	1,065,000	1,205,505
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/27	1,095,000	1,250,052
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/30	1,900,000	2,142,231
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/33	3,000,000	3,351,900
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,161,160
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,157,370
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,278,960
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,271,284
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	593,450
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	370,664
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	585,350
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	664,928
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	581,465
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,725,660
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	852,570
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,320,547
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,427,080
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,529,680
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,880,251
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,740,791
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/46	2,000,000	2,302,800
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	2,979,351
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,566,531
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	5,441,174
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,346,640
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,277,168
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,505,700
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare Obligated Group), 5.00%, 11/1/19, Prerefunded at 100% of Par(2)	3,340,000	3,360,441
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	280,013
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	817,054
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	390,221
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	818,271
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	864,285
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,448,674

Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,889,200
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	10,000,000	12,993,000
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20	1,045,000	1,075,953
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22	825,000	899,506
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23	1,000,000	1,119,290
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/28 (BAM)(4)	1,000,000	1,247,570
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/29 (BAM)(4)	1,000,000	1,267,140
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/30 (BAM)(4)	500,000	629,350
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,584,250
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,970,065
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,264,040
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,255,720
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,494,900
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	3,106,700
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	17,630,328
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,826,150
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	10,665,500
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,484,350
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,653,070
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	245,000	254,837
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,018,270
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,055,090
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,904,875
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,395,857
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,305,500
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,382,850
State of Illinois GO, 5.00%, 11/1/23	5,000,000	5,513,050
State of Illinois GO, 5.00%, 10/1/24	3,000,000	3,368,400
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,421,890
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,607,880
State of Illinois GO, 5.00%, 11/1/26	12,715,000	14,743,678
State of Illinois GO, 5.00%, 11/1/28	5,000,000	5,856,450
State of Illinois GO, 5.125%, 12/1/29	17,000,000	20,133,100
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,464,098
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,489,950
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,252,450
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,616,378
State of Illinois GO, 5.00%, 12/1/42	5,000,000	5,673,150
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,530,982
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,864,450
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,323,109
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,075,630
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,163,757
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,139,650
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	937,776
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,792,755
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,214,650
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,200,820
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	862,121

Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	645,450
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	858,608
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,139,010
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	1,025,021
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,308,811
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,491,402
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,345,220
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,590,008
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,526,415
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 5.00%, 1/1/20 (AGM)	2,735,000	2,766,835
		478,912,656
Indiana — 1.3%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,958,884
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,564,826
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,685,783
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,359,736
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,456,520
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,433,789
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	3,026,475
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,866,016
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,275,167
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,894,725
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,201,010
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,169,760
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,200,733
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,216,352
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRDN, 1.90%, (MUNIPSA plus 0.55%), 7/2/21	5,000,000	5,002,250
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,031,890
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,417,000
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,141,140
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,306,814
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,415,200
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,650,586
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,399,263
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRDN, 1.90%, (MUNIPSA plus 0.55%), 11/1/23	5,000,000	5,024,100
Indianapolis Rev., VRDN, 1.48%, 9/3/19 (LOC: U.S. Bank N.A.)	2,200,000	2,200,000
		52,898,019
Kansas†
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	859,952
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	1,023,334
		1,883,286
Kentucky — 1.8%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/20	400,000	403,344
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	549,739
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	2,065,000	2,297,457
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	4,168,424
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	930,641
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	873,458

Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,640,289
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,291,096
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	788,715
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,079,720
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,789,339
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,262,980
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,557,860
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 1/1/25	10,000,000	11,210,900
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 6/1/25	17,000,000	19,080,120
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,504,240
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	2,178,505
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,546,875
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,760,100
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,807,800
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,358,170
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,458,960
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,751,023
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,817,955
		71,107,710
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,391,056
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,789,383
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	10,178,900
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,717,120
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,190,713
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,184,327
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,489,720
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	614,710
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	1,012,632
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	440,181
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,375,396
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,495,224
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,484,472
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	426,472
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	281,902
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	232,084
Regional Transit Authority Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,009,370
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,306,912
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	903,950
Shreveport Water & Sewer Rev., 4.00%, 12/1/44 (AGM)	800,000	899,744
		46,424,268
Maine†
Portland General Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,813,291
Maryland — 1.7%
Baltimore Rev., 4.25%, 6/1/26	1,890,000	2,015,307
Baltimore Rev., 4.00%, 9/1/27	400,000	431,052
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,601,445
Baltimore Rev., 5.00%, 9/1/38	1,600,000	1,780,192

Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,500,000	2,942,875
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,275,000	2,678,016
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	1,750,000	2,053,065
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	3,310,000	3,883,226
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	2,675,000	3,123,383
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	1,440,000	1,681,373
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,500,000	1,742,295
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,465,000	1,701,641
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	338,457
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	379,107
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	437,891
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,475,188
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,185,150
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	617,145
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,453,440
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	234,200
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	209,153
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	146,074
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	157,665
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	211,530
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	300,908
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	359,394
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	387,745
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/20	500,000	505,805
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	523,515
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	4,260,593
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	549,902
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	803,007
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,171,690
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	5,038,024
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,631,374
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	3,164,575
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/20	1,260,000	1,279,442
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	1,922,132
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	2,059,502
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,200,604
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,339,222
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 2.50%, 11/1/24	4,000,000	4,001,480
		65,977,784
Massachusetts — 2.6%
Massachusetts GO, 5.00%, 1/1/37	10,000,000	12,741,900
Massachusetts GO, VRDN, 1.70%, 8/1/22	5,500,000	5,570,895
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	617,128
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	446,076

Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	616,791
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	661,205
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,649,758
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	5,074,233
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	571,511
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	6,145,289
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,000,000	1,117,290
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	1,109,000
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	519,455
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	595,693
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,514,946
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,512,549
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,347,175
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,423,920
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	784,610
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	976,655
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	974,190
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	689,012
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	586,396
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	553,099
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	749,359
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRDN, 5.00%, 4/1/24	5,000,000	5,765,850
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,162,520
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,338,556
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,649,413
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,565,837
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,082,025
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	2,872,657
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	8,868,400
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	3,963,066
Massachusetts School Building Authority Rev., 5.00%, 10/15/32	6,630,000	7,162,588
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,755,000	1,875,568
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,068,700
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/23	1,000,000	1,012,800
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/24	6,000,000	6,076,380
		101,012,495
Michigan — 3.6%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	964,369
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,666,054
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,816,636
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,940,057
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,123,862
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,240,934
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	2,071,597
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,756,933

Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,878,007
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,105,540
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,462,950
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/20 (AGM)	1,200,000	1,234,680
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/21 (AGM)	200,000	212,626
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	300,000	329,133
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	500,000	548,555
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	400,000	452,144
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	850,000	986,510
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	750,000	870,450
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	550,000	637,159
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	500,000	579,235
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)	600,000	694,548
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)	1,250,000	1,443,575
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)	1,600,000	1,842,512
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)	1,255,000	1,436,799
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)	1,625,000	1,854,677
Detroit Sewage Disposal System Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	19,250,000	21,096,845
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/36	1,000,000	1,054,720
Grand Traverse County Hospital Finance Authority Rev., (Munson Healthcare Obligated Group), VRDN, 1.43%, 9/3/19 (LOC: PNC Bank N.A.)	1,330,000	1,330,000
Lansing Board of Water & Light Rev., 5.00%, 7/1/27	5,000,000	5,335,350
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,063,050
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	550,310
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,137,500
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,173,960
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,200,870
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,777,228
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,953,962
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,536,464
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	4,032,324
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,334,550
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,301,240
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,729,515
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,166,800
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,630,930
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,453,888
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,818,014
Michigan State Building Authority Rev., 5.25%, 10/15/20	4,000,000	4,018,960
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,119,985
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	933,428
Michigan State Hospital Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	5,875,000	5,878,819
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21	1,375,000	1,373,611
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,233,187
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,272,928
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	358,512
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,434,765
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,549,326
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,786,596
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,755,050

Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,266,089
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,178,290
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	763,380
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,376,066
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,340,498
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	539,723
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,206,051
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,315,420
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,989,503
		142,517,249
Minnesota — 0.7%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,222,460
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,208,840
Duluth Independent School District No. 709 COP, 5.00%, 2/1/20 (SD CRED PROG)	365,000	370,402
Duluth Independent School District No. 709 COP, 5.00%, 2/1/21 (SD CRED PROG)	300,000	314,877
Duluth Independent School District No. 709 COP, 5.00%, 2/1/22 (SD CRED PROG)	325,000	352,251
Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	380,000	424,703
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	483,004
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	443,040
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	478,495
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	458,067
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	441,529
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	563,575
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,392,768
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	953,952
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/32	1,000,000	1,192,090
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/37	2,000,000	2,351,300
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	1,067,150
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/29(4)	140,000	165,332
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/32(4)	400,000	460,752
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/33(4)	500,000	571,820
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/40(4)	950,000	1,066,432
Rochester Rev., (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,423,540
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,449,620
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,215,690
		26,071,689
Mississippi — 1.0%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	645,000	662,454
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,059,040
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,089,850
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,675,950
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,343,700
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,164,900
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	639,012
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	586,284
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	630,060
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.34%, 9/3/19 (GA: Chevron Corp.)	13,100,000	13,100,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.34%, 9/3/19 (GA: Chevron Corp.)	2,400,000	2,400,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	5,097,492

State of Mississippi GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(2)	5,000,000	5,821,700
State of Mississippi GO, VRDN, 1.82%, (67% of the 1-month LIBOR plus 0.33%), 9/1/20	2,480,000	2,481,265
		38,751,707
Missouri — 0.9%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,258,604
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	661,698
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,129,970
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	950,987
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,322,827
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,613,439
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,481,753
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/31	650,000	838,279
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/32	1,000,000	1,281,160
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/33	750,000	956,092
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/35	915,000	1,156,496
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 4.00%, 2/15/37	500,000	571,385
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,855,130
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/20	400,000	405,172
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/22	450,000	490,568
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	699,600
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	667,840
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	323,173
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	644,080
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	670,488
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	602,651
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	315,000	344,084
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	290,000	327,949
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	460,196
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	806,451
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,192,861
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	591,690
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	1,140,698
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	741,957
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,441,510
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,114,090
		33,742,878
Nebraska — 0.5%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,745,200
Central Plains Energy Project Rev., 5.00%, 9/1/31	2,000,000	2,580,080
Central Plains Energy Project Rev., VRDN, 5.00%, 1/1/24	10,000,000	11,337,500
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,704,709
		21,367,489
Nevada — 0.8%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	914,790
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	890,063
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	919,216

Clark County Rev., (Nevada Power Co.), VRDN, 1.60%, 5/21/20	1,500,000	1,502,745
Clark County Department of Aviation Rev., 5.00%, 7/1/21	5,000,000	5,352,250
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,367,362
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,256,984
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	2,011,300
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,533,995
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	2,190,336
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,306,633
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	974,336
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/20	1,000,000	1,026,750
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,901,231
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,267,328
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,121,710
		29,537,029
New Jersey — 5.0%
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,255,150
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,185,490
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,626,805
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,762,550
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,612,111
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,720,800
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,704,350
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	6,159,050
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,708,150
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	7,393,920
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,181,160
New Jersey Economic Development Authority Rev., 5.25%, 6/15/40	3,500,000	3,995,845
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,161,420
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,198,061
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,220,610
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,369,236
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/30	575,000	654,408
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/31	500,000	565,585
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/32	1,000,000	1,126,940
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/21	535,000	548,776
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,310,490
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,837,145
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,851,015
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,171,138
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	2,063,005
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,811,925
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,808,265
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	4,200,000	4,317,558
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/21	3,000,000	3,189,750
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,439,237
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/23	3,000,000	3,199,530
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,544,130
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,427,360

New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,315,850
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,366,720
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,790,580
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	12,980,000	13,661,580
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,432,250
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	180,000	199,949
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	14,940,000	16,595,800
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	6,130,644
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	6,102,019
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,222,981
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,771,018
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,949,641
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,433,285
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,687,600
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,665,610
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	5,626,932
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	6,063,557
		194,136,981
New Mexico — 0.2%
Farmington Rev., (Public Service Co. of New Mexico), VRDN, 2.125%, 6/1/22	3,000,000	3,046,920
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,425,000	1,428,292
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,858,610
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,213,240
		7,547,062
New York — 7.8%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	493,352
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	428,964
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	427,420
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 6.25%, 1/15/20, Prerefunded at 100% of Par(2)	3,700,000	3,771,262
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,322,180
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,562,979
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,204,512
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,407,041
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	458,758
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,503,548
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,746,990
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	1,009,753
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,253,474
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,088,235
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,541,885
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	13,328,591
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	4,079,355
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	1,750,000	1,763,335
Metropolitan Transportation Authority Rev., 5.25%, 11/15/19 (NATL)	4,900,000	4,939,739
Metropolitan Transportation Authority Rev., 5.00%, 11/15/21, Prerefunded at 100% of Par(2)	1,295,000	1,411,433
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22, Prerefunded at 100% of Par(2)	5,000,000	5,649,650
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	4,595,000	5,283,928
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	10,360,000	11,913,275

Metropolitan Transportation Authority Rev., VRDN, 1.80%, (MUNIPSA plus 0.45%), 11/15/22	7,000,000	6,987,820
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	120,344
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	100,281
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	933,785
New York City GO, 5.00%, 10/1/19	5,000,000	5,014,900
New York City GO, 5.00%, 8/1/22	7,565,000	8,416,970
New York City GO, 5.00%, 8/1/25	13,605,000	16,626,807
New York City GO, 5.00%, 8/1/25	1,700,000	2,050,540
New York City GO, 5.00%, 8/1/26	5,370,000	6,455,653
New York City GO, 5.00%, 8/1/32	2,000,000	2,601,120
New York City GO, 5.00%, 8/1/33	500,000	647,700
New York City GO, 5.00%, 8/1/33	1,000,000	1,295,400
New York City GO, 5.00%, 8/1/34	2,215,000	2,857,350
New York City GO, VRDN, 1.38%, 9/3/19 (LOC: Bank of America N.A.)	3,300,000	3,300,000
New York City GO, VRDN, 1.43%, 9/3/19 (SBBPA: Barclays Bank plc)	2,100,000	2,100,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	6,083,050
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	11,359,600
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	12,180,900
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	16,175,125
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,377,408
New York City Water & Sewer System Rev., 5.00%, 6/15/25	5,400,000	6,302,178
New York City Water & Sewer System Rev., 5.00%, 6/15/26	4,000,000	4,820,320
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(3)	3,000,000	1,891,770
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	13,635,522
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,129,640
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(1)	800,000	822,568
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,155,066
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	992,403
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	3,023,592
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,550,328
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/27	8,235,000	9,015,760
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	10,000,000	12,829,600
New York State Thruway Authority Rev., 5.00%, 1/1/24	3,330,000	3,626,170
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	6,002,400
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,970,600
Niagara Falls Bridge Commission Rev., 4.00%, 10/1/19 (AGC)	700,000	701,498
Port Authority of New York & New Jersey Rev., 5.00%, 9/1/34	5,000,000	6,563,050
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	580,000	596,640
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	3,013,904
State of New York GO, 5.00%, 2/15/39	2,000,000	2,005,660
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	512,710
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	819,024
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,107,930
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,112,252
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,937,590
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,360,050
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	847,763
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,452,836
TSASC, Inc. Rev., 5.00%, 6/1/20	2,000,000	2,055,460

TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,127,520
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,098,470
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,262,960
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,772,692
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/20	500,000	512,585
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	528,945
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,105,048
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,227,360
		303,764,276
North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,287,420
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,968,630
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,737,055
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,124,499
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	1,000,000	1,102,250
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	2,073,015
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,148,920
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	1,100,000	1,240,514
North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRDN, 2.20%, 12/1/22	5,000,000	5,086,000
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/28	4,050,000	4,390,686
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/30	520,000	521,383
North Carolina Turnpike Authority Rev., 5.00%, 1/1/20	800,000	809,336
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	827,154
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	757,204
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	450,000	461,867
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	383,803
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	839,002
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	19,262,100
		46,020,838
Ohio — 2.5%
Cleveland COP, 5.00%, 11/15/19	2,450,000	2,467,689
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,572,468
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,482,232
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,776,084
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,693,344
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,242,098
Cleveland Airport System Rev., 5.00%, 1/1/25 (AGM)	4,000,000	4,353,840
Cleveland Airport System Rev., 5.00%, 1/1/25	2,500,000	2,712,700
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	3,560,000	3,868,047
Cleveland Airport System Rev., 5.00%, 1/1/26	2,530,000	2,742,216
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	875,752
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,681,300
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,250,000	1,409,650
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,907,035
Cuyahoga County Rev., 5.00%, 12/1/20	1,400,000	1,466,416
Cuyahoga County Rev., 5.00%, 12/1/24	500,000	577,160
Cuyahoga County Rev., 5.00%, 12/1/25	370,000	426,436
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,648,125
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,969,712

Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,555,389
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,355,160
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,920,160
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	2,093,210
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,979,118
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,765,452
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36(4)	2,000,000	2,369,200
Ohio Higher Educational Facility Commission Rev., 5.00%, 10/1/19(2)	3,480,000	3,490,231
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	280,000	288,459
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,130,918
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,200,461
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,320,556
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,418,387
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,518,356
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,788,256
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	20,000,000	26,591,400
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,815,075
		98,472,092
Oklahoma — 0.6%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,817,955
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,209,430
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,204,410
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/23	1,550,000	1,742,463
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/25	530,000	627,340
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/27	700,000	864,290
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/28	1,600,000	2,012,576
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/29	750,000	935,468
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.25%, 8/15/48	3,750,000	4,525,837
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	280,903
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,911,237
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	591,010
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	703,086
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,167,370
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,387,513
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,144,910
		22,125,798
Oregon — 0.8%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.60%, 11/15/23	6,200,000	6,207,502
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 3.00%, 11/15/22	2,500,000	2,505,175
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	589,630
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	583,685
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	2,400,000	2,758,848
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/52	1,500,000	1,720,140
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,112,197
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	382,641
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	278,615
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	227,210
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	348,904
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	657,858

Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	531,083
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	313,472
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	278,009
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	244,698
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	323,586
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	286,190
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	242,600
State of Oregon GO, 5.00%, 5/1/20	1,870,000	1,918,938
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,036,070
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,598,415
State of Oregon GO, 5.00%, 8/1/21	750,000	806,415
State of Oregon GO, 5.00%, 8/1/22	700,000	779,688
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,544,846
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,190,390
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	500,000	611,860
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	500,000	607,870
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	603,865
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(1)	600,000	717,966
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	949,200
		31,957,566
Pennsylvania — 7.9%
Allegheny County Higher Education Building Authority Rev., 4.00%, 3/1/33	400,000	447,392
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,388,473
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,248,200
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	672,390
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/37	1,000,000	1,154,180
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/47	1,625,000	1,848,275
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/31	1,355,000	1,762,137
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,944,255
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	2,323,440
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,605,300
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRDN, 2.85%, (MUNIPSA plus 1.50%), 7/1/22	2,500,000	2,523,250
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	882,555
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	491,096
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/32	250,000	277,260
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/34	200,000	220,866
Coatesville School District GO, 4.00%, 8/1/20 (AGM)	250,000	255,868
Coatesville School District GO, 5.00%, 8/1/21 (AGM)	1,000,000	1,067,740
Coatesville School District GO, 5.00%, 8/1/22 (AGM)	875,000	960,321
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,161,730
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	3,146,400
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,503,980
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,495,760
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,637,629
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,713,672
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,788,489
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,724,994
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,222,680
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,734,502

Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	611,578
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	897,728
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	797,596
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/22 (GA: Doylestown Health Foundation)	1,820,000	1,962,597
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,232,806
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,294,947
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,354,412
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,409,488
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,469,550
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,633,350
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRDN, 1.95%, (MUNIPSA plus 0.60%), 6/1/24	6,750,000	6,751,957
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,365,200
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	2,500,000	2,942,125
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,161,180
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,506,401
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,295,952
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,286,527
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,192,990
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,111,257
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,171,060
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	743,799
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	612,182
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRDN, 2.07%, (MUNIPSA plus 0.72%), 9/1/23	10,000,000	10,000,100
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRDN, 2.60%, (70% of the 1-month LIBOR plus 1.04%), 8/15/24	3,000,000	3,006,270
Pennsylvania COP, 5.00%, 7/1/29	600,000	758,568
Pennsylvania COP, 5.00%, 7/1/30	750,000	943,253
Pennsylvania COP, 5.00%, 7/1/31	850,000	1,063,656
Pennsylvania COP, 5.00%, 7/1/35	450,000	556,902
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,237,655
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	14,378,388
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	6,106,300
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	545,501
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	834,708
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	825,593
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	911,093
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/25	1,000,000	1,091,650
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/26	1,000,000	1,089,790
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/27	1,250,000	1,360,250
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,658,624
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania), 5.00%, 9/1/19(2)	1,000,000	1,000,000
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24(4)	4,000,000	4,778,760
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(2)	945,000	1,129,540

Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25(4)	3,900,000	4,801,524
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,195,265
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,187,090
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,494,345
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,751,800
Pennsylvania Turnpike Commission Rev., Capital Appreciation, VRN, 0.00%, 12/1/44	2,000,000	2,096,560
Pennsylvania Turnpike Commission Rev., VRN, 1.95%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	5,055,550
Pennsylvania Turnpike Commission Rev., VRN, 2.05%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,137,100
Philadelphia GO, 5.00%, 8/1/20	2,500,000	2,588,075
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,216,180
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,767,875
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,548,552
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,253,380
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,822,284
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,663,829
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,984,744
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,213,838
Philadelphia Municipal Authority Rev., 5.00%, 4/1/20	600,000	612,600
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,055,710
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	779,772
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,417,135
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,730,340
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	2,015,537
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,129,872
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,333,270
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,109,540
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	977,231
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,298,860
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	711,645
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,357,230
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	968,003
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,375,280
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,285,970
Pittsburgh Water & Sewer Authority Rev., VRDN, 2.20%, (70% of the 1-month LIBOR plus 0.64%), 12/1/20 (AGM)	5,000,000	5,001,900
Reading GO, 4.00%, 11/1/20 (BAM)	1,170,000	1,202,760
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	470,173
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,526,360
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,460,408
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	2,098,219
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,896,276
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	2,022,031
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,237,420
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,215,658
Reading School District GO, 5.00%, 3/1/21 (AGM)	425,000	447,121
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	748,028
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,263,702
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,416,780
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,797,690
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,787,520

School District of Philadelphia GO, 5.00%, 9/1/20	500,000	518,370
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,527,450
School District of Philadelphia GO, 5.00%, 9/1/23	5,000,000	5,687,700
School District of Philadelphia GO, 5.00%, 9/1/23	1,500,000	1,706,310
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,693,416
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	621,220
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	600,657
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,541,638
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,754,080
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	2,009,719
Scranton School District GO, 5.00%, 6/1/20	630,000	644,912
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,432,587
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,568,104
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,226,510
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	2,019,880
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	915,630
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,440,702
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	571,975
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	704,364
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	749,150
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,099,014
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	957,886
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	933,216
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,185,650
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	826,378
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	820,463
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,773,280
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., VRN, 1.59%, (MUNIPSA plus 0.24%), 9/15/21	10,000,000	9,985,900
		309,328,310
Rhode Island — 0.4%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	2,062,275
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,263,133
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,451,740
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,176,350
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	546,998
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	603,970
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	597,050
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,524,320
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,305,180
		14,531,016
South Carolina — 0.5%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	2,034,077
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,423,474
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,083,250
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	6,143,800
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	284,970
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,373,313
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	552,227

South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,383,375
		19,278,486
Tennessee — 1.2%
Clarksville Public Building Authority Rev., VRDN, 1.40%, 9/3/19 (LOC: Bank of America N.A.)	2,600,000	2,600,000
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/20	300,000	305,586
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,086,256
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	540,270
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	431,258
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	744,861
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	472,963
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	449,025
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	566,993
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	564,837
Montgomery County Public Building Authority Rev., VRDN, 1.40%, 9/3/19 (LOC: Bank of America N.A.)	1,715,000	1,715,000
Tennergy Corp. Rev., VRDN, 5.00%, 10/1/24	12,000,000	14,023,440
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 11/1/25	20,000,000	22,485,000
		45,985,489
Texas — 10.6%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,805,461
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,255,130
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,373,471
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,243,790
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,240,800
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	237,402
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	449,905
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	389,268
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	588,310
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	439,871
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	643,302
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	1,049,715
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	540,883
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,509,909
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/20	500,000	506,020
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	787,605
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	837,080
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/22	650,000	705,302
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	650,000	726,447
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	750,000	827,640
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/24	1,500,000	1,721,565
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/25	800,000	922,184
Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	503,880
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,754,889
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	7,050,360
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	5,553,035
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	319,173
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	296,038

Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,165,380
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,595,130
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,727,115
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	899,973
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(2)	2,500,000	2,658,600
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,159,140
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,224,860
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,397,940
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,290,060
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,318,058
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)(4)	1,620,000	1,873,498
Clear Creek Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)(4)	2,605,000	3,004,034
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)(4)	3,500,000	4,026,505
Clear Creek Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)(4)	2,500,000	2,869,325
Clear Creek Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)(4)	3,000,000	3,436,200
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,427,531
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,067,100
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,217,525
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,319,747
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	598,330
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,712,670
Dallas GO, 5.00%, 2/15/21	7,150,000	7,547,111
Dallas Area Rapid Transit Rev., 5.00%, 12/1/19	2,250,000	2,271,397
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	2,750,000	3,659,232
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	3,317,075
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	6,940,500
Dallas Independent School District GO, 5.00%, 2/15/22, Prerefunded at 100% of Par (PSF-GTD)(2)	155,000	169,714
Dallas Independent School District GO, 5.00%, 2/15/22, Prerefunded at 100% of Par (PSF-GTD)(2)	1,910,000	2,088,872
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22 (PSF-GTD)	7,935,000	8,634,946
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	783,743
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	6,000,000	6,269,940
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	541,780
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	4,707,675
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	448,440
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	745,762
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/20 (BAM)	240,000	242,976
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	400,000	415,960
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	322,766
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	432,072
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	528,979
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	269,599
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	223,438
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,346,354
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	577,975
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,510,480
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,000,000	3,506,460
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	9,092,877
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,972,400

Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,514,195
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,866,322
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	2,027,839
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,825,740
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,214,390
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,209,720
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,127,580
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,863,590
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,109,540
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.39%, 9/3/19	7,700,000	7,700,000
Harris County Health Facilities Development Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.39%, 9/3/19	15,900,000	15,900,000
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,270,008
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	966,537
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	965,651
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	818,055
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	886,677
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,164,560
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	590,983
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,656,132
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,153,520
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	558,201
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,148,610
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	2,842,470
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,434,240
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,135,660
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,179,520
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,404,855
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	830,196
Houston Independent School District GO, VRDN, 2.40%, 6/1/21 (PSF-GTD)	8,000,000	8,160,720
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,362,120
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,647,128
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,751,175
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,163,560
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,739,670
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/20	500,000	519,195
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/22	250,000	276,210
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/23	490,000	556,861
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/25	250,000	299,173
Irving Hospital Authority Rev., VRDN, 2.45%, (MUNIPSA plus 1.10%), 10/15/23	1,750,000	1,767,448
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,704,000
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,027,070
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,527,745
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,052,860
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,456,540
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	858,578
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	556,577

New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	592,590
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	1,000,000	1,092,070
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/32	1,670,000	1,798,507
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	1,000,000	1,060,740
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/42	1,000,000	1,047,760
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	3,094,807
North Texas Tollway Authority Rev., 5.00%, 1/1/21	7,615,000	8,008,619
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,072,915
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,225,500
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,255,960
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,709,100
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,509,713
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	6,858,150
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,501,875
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,307,870
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,168,220
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,355,203
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,848,249
San Antonio Water System Rev., VRDN, 2.00%, 11/1/22	4,000,000	4,076,560
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,327,900
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26	5,580,000	6,584,009
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,527,133
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,725,308
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,799,802
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,200,900
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,680,870
Texas Transportation Commission State Highway Fund Rev., VRDN, 4.00%, 10/1/21	2,000,000	2,115,180
Texas Water Development Board Rev., 5.00%, 4/15/31	9,910,000	12,909,261
Texas Water Development Board Rev., 5.00%, 10/15/38	14,540,000	18,462,165
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,978,633
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,927,231
University of Texas System Rev., 5.00%, 8/15/34	15,000,000	19,769,700
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	839,470
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,824,528
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,431,440
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,495,890
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,662,520
		415,473,448
Utah — 0.3%
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/26	1,050,000	1,259,748
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/27	2,145,000	2,561,109
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,172,940
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,237,150
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(2)	2,900,000	3,212,214

Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(2)	1,220,000	1,351,345
		10,794,506
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	557,090
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	857,303
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,616,860
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	725,755
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,202,800
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	939,676
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,193,740
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	1,072,026
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	592,845
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,834,720
		13,592,815
Virginia — 0.6%
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(2)	1,430,000	1,462,618
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,512,280
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,998,291
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/38	250,000	275,088
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/48	700,000	763,644
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	724,342
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	445,000	465,434
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	808,629
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,699,140
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	760,669
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,201,320
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,222,570
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	849,114
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	496,494
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	582,190
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	548,861
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	907,380
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,206,380
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,555,690
		23,040,134
Washington — 3.9%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	7,000,000	9,122,260
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	11,000,000	14,268,650
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,028,330
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	11,039,500
State of Washington GO, 5.00%, 6/1/21	1,650,000	1,762,761
State of Washington GO, 5.00%, 7/1/21	3,375,000	3,616,583
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,136,360

State of Washington GO, 5.00%, 7/1/22	5,000,000	5,357,000
State of Washington GO, 5.00%, 7/1/23	3,855,000	4,279,204
State of Washington GO, 5.00%, 7/1/26	14,000,000	15,503,320
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,990,000
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,857,915
State of Washington GO, 5.00%, 2/1/38	10,000,000	12,741,200
Tobacco Settlement Authority Rev., 5.00%, 6/1/22	2,250,000	2,467,080
Tobacco Settlement Authority Rev., 5.00%, 6/1/23	2,000,000	2,258,400
Tobacco Settlement Authority Rev., 5.00%, 6/1/24	3,000,000	3,386,430
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRDN, 5.00%, 8/1/24	2,000,000	2,303,700
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRDN, 5.00%, 8/1/25	4,000,000	4,746,160
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRDN, 5.00%, 8/1/26	2,250,000	2,713,410
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.52%, (67% of the 1-month LIBOR plus 1.10%), 7/1/22	2,000,000	2,018,940
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.40%, (MUNIPSA plus 1.05%), 7/3/23	2,000,000	2,028,880
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,719,725
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,598,000
		150,943,808
Wisconsin — 1.2%
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	850,501
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	909,312
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	919,470
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,194,700
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	1,144,364
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	3,132,658
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	3,279,202
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	3,434,648
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/42	1,100,000	1,253,582
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,249,809
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/33	3,480,000	4,054,200
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/38	4,335,000	4,971,378
Public Finance Authority Rev., (Northwest Nazarene University), 5.00%, 10/1/43	5,305,000	6,109,185
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,554,754
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,164,410
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,796,370
State of Wisconsin GO, 5.00%, 5/1/20	2,890,000	2,965,227
State of Wisconsin GO, 5.00%, 5/1/21	2,460,000	2,620,564
Wisconsin Health & Educational Facilities Authority Rev., (Marshfield Clinic Health System, Inc.), VRDN, 1.43%, 9/3/19 (LOC: Barclays Bank plc)	600,000	600,000
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,890,386
		47,094,720
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $3,688,589,163)		3,912,600,207
OTHER ASSETS AND LIABILITIES — (0.1)%		(4,616,197)
TOTAL NET ASSETS — 100.0%		$3,907,984,010

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $80,725,640, which represented 2.1% of total net assets.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.